UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:   June 30, 2008
                                               ---------------


Check here if Amendment [    ]; Amendment Number:
                                                 ------
This Amendment (Check only one.):       [  ]is a restatement.
                                        [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Berkowitz Capital & Co., LLC
Address:      909 Third Avenue
              New York, New York 10022


Form 13F File Number: 28-06619

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Berkowitz
Title:   Managing Member
Phone:   (212) 940-0700

        Signature                       Place                   Date of Signing

 /S/ JEFFREY L. BERKOWITZ            NEW YORK, NY               AUGUST 14, 2008
 ------------------------          ---------------              ---------------



Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                   0
                                                     -

Form 13F Information Table Entry Total:              54
                                                     --

Form 13F Information Table Value Total:           $ 51,937
                                                 (thousands)




List of Other Included Managers:

None









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

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                                                              AMOUNT & TYPE OF SECURITY                           VOTING AUTHORITY

------------------------------------------------------------------------------------------------------------------------------------
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                                                              VALUE    SHRS OR    SH/ PUT/  INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS      CUSIP      (X1000) PRN AMOUNT   PRN CALL  DISCRETION   MANAGERS SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ABB LTD                          SPONSORED ADR   000375204   13,877     4,900         CALL    Sole
ARKANSAS BEST CORP-DEL           CL A            040790107    1,832       500         PUT     Sole
BLOCKBUSTER INC CLASS A          CL A            093679108    8,072    32,287         CALL    Sole
BLOCKBUSTER INC CLASS A          CL A            093679108    6,000 2,400,000     SH          Sole               2,400,000
COMSCORE INC                     COM             20564W105    2,182       100         CALL    Sole
COMSCORE INC                     COM             20564W105    4,910   225,000     SH          Sole                 225,000
DECKERS OUTDOOR CORP             COM             243537107    1,392    10,000     SH          Sole                  10,000
DECKERS OUTDOOR CORP             COM             243537107    2,784       200         PUT     Sole
EMC CORP-MASS                    COM             268648102    2,571     1,750         CALL    Sole
FIRST SOLAR INC                  COM             336433107    2,728       100         CALL    Sole
FOREIGN FUND INC-GERMANY INDEX   COM             464286806   10,746     3,650         PUT     Sole
FREEPORT MCMORAN COPPER &        COM             35671D857    2,344       200         CALL    Sole
GENERAL CABLE CORP-DEL NEW       COM             369300108    1,826       300         CALL    Sole
GOLDMAN SACHS GROUP INC          COM             38141G104   10,494       600         PUT     Sole
HSBC HOLDINGS PLC SPONS ADR      COM             404280406    6,136       800         PUT     Sole
INTL BUSINESS MACHINES CORP      COM             459200101    5,927       500         CALL    Sole
JA SOLAR HOLDINGS CO LTD         COM             466090107    1,264    75,000     SH          Sole                  75,000
LAS VEGAS SANDS CORP             COM             517834107      949       200         CALL    Sole
LEHMAN BROTHERS HOLDINGS INC     COM             524908100    1,486       750         CALL    Sole
MARVEL ENTERPRISES INC           COM             57383T103    1,607       500         CALL    Sole
MARVEL ENTERPRISES INC           COM             57383T103      804       250         PUT     Sole
MASTERCARD INC                   COM             57636Q104    7,966       300         PUT     Sole
MEMC ELECTRONIC MATERIALS INC    COM             552715104    1,539       250         CALL    Sole
MEMC ELECTRONIC MATERIALS INC    COM             552715104    3,077    50,000     SH          Sole                  50,000
MEMC ELECTRONIC MATERIALS INC    COM             552715104    4,923       800         PUT     Sole
MERRILL LYNCH & CO INC           COM             590188108    2,854       900         PUT     Sole
MOHAWK INDUSTRIES INC            COM             608190104    2,885       450         PUT     Sole
MULTI-FINELINE ELECTRONIX INC    COM             62541B101    2,767     1,000         CALL    Sole
MULTI-FINELINE ELECTRONIX INC    COM             62541B101      830    30,000     SH          Sole                  30,000
MULTI-FINELINE ELECTRONIX INC    COM             62541B101    1,384       500         PUT     Sole
NETLOGIC MICROSYSTEMS INC        COM             64118B100    2,656       800         CALL    Sole
NOKIA CORP-SPONSORED ADR         COM             654902204    8,575     3,500         CALL    Sole
NOKIA CORP-SPONSORED ADR         COM             654902204    7,350   300,000     SH          Sole                 300,000
PALM INC                         COM             696643105    7,135    13,238         CALL    Sole
PALM INC                         COM             696643105       54    10,000     SH          Sole                  10,000
POTASH CORP                      COM             73755L107    3,429       150         PUT     Sole
POWERSHARES QQQ TRUST            COM             73935A104   37,265     8,250         PUT     Sole
PRICELINE COM INC                COM             741503403    2,309       200         PUT     Sole
QUALCOMM INC                     COM             747525103    3,993       900         CALL    Sole
S&P DEPOSITARY RECEIPTS (SPDR)   COM             78462F103   12,798     1,000         CALL    Sole
S&P DEPOSITARY RECEIPTS (SPDR)   COM             78462F103   81,267     6,350         PUT     Sole
SAKS INC                         COM             79377W108      485       442         CALL    Sole
SALESFORCE COM INC               COM             79466L302   15,693     2,300         PUT     Sole
SIRF TECHNOLOGY HOLDINGS INC     COM             82967H101      477     1,104         CALL    Sole
SOHU COM INC                     COM             83408W103    7,044     1,000         CALL    Sole
SYNCHRONOSS TECHNOLOGIES INC     COM             87157B103    2,257     2,500         CALL    Sole
THQ INCE                         COM NEW         872443403    2,533   125,000     SH          Sole                 125,000
UNION PACIFIC  CORP              COM             907818108    3,020       400         PUT     Sole
VALUECLICK INC                   COM             92046N102    5,303     3,500         CALL    Sole
VMWARE INC CL A                  COM             928563402   14,542     2,700         PUT     Sole
WHIRLPOOL CORP                   COM             963320106   12,037     1,950         PUT     Sole
YAHOO INC                        COM             984332106    3,620     1,752         CALL    Sole
YINGLI GREEN ENERGY HLDG CO      COM             98584B103    2,776     1,744         CALL    Sole
YINGLI GREEN ENERGY HLDG CO      COM             98584B103    1,751   110,000     SH          Sole                 110,000

                                                            356,525
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